POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, the following changes are made to the prospectus:

•  The following replaces the table and footnotes included under the section titled "Summary Information—Fund Fees and Expenses" on page 46 of the prospectus for the PowerShares S&P 500® High Quality Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.29%
Other Expenses	0.20%
Total Annual Fund Operating Expenses(1)	0.49%
Fee Waivers and Expense Assumption(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption(2)	0.29%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.50% to 0.29%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

(2)  The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.29% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

•  The following replaces the section titled "Summary Information—Example" on page 46 of the prospectus for the PowerShares S&P 500® High Quality Portfolio:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$30	$137	$254	$597

•  The second full paragraph on page 95, under the section "Management of the Funds—Portfolio Managers," is deleted and replaced with the following:

The Adviser receives management fees from each Fund (except PowerShares S&P 500 BuyWrite Portfolio and PowerShares S&P 500® High Quality Portfolio) equal to 0.50% of the Fund's average daily net assets. The Adviser receives management fees from PowerShares S&P 500® High Quality Portfolio equal to 0.29% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to (i) waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except PowerShares S&P 500 BuyWrite Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio) (excluding interest expenses, offering costs, sub-licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year, at least until August 31, 2013; (ii) to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of PowerShares Morningstar StockInvestor Core Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year, at least until August 31, 2013; and (iii) to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of PowerShares S&P 500® High Quality Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.29% of the Fund's average daily net assets per year, at least until August 31, 2014 (collectively, the "Expense Caps"). The offering costs excluded from the Expense Caps are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-4 011413

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2012

Effective immediately, the following change is made to the Statement of Additional Information:

•  On pages 52 and 53, the first paragraph and advisory fee table in the section titled "Management—Investment Advisory Agreement" are deleted and replaced with the following:

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust (the "Investment Advisory Agreement"), each Fund has agreed to pay an annual advisory fee equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares Aerospace & Defense Portfolio	0.50% of average daily net assets
PowerShares Buyback AchieversTM Portfolio	0.50% of average daily net assets
PowerShares CleantechTM Portfolio	0.50% of average daily net assets
PowerShares Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares DWA Technical LeadersTM Portfolio	0.50% of average daily net assets
PowerShares Dynamic Banking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.50% of average daily net assets
PowerShares Dynamic Building & Construction Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Financial Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Food & Beverage Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Industrials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Insurance Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Leisure and Entertainment Portfolio	0.50% of average daily net assets
PowerShares Dynamic MagniQuant Portfolio	0.50% of average daily net assets
PowerShares Dynamic Market Portfolio	0.50% of average daily net assets
PowerShares Dynamic Media Portfolio	0.50% of average daily net assets
PowerShares Dynamic Networking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Oil & Gas Services Portfolio	0.50% of average daily net assets
PowerShares Dynamic OTC Portfolio	0.50% of average daily net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.50% of average daily net assets
PowerShares Dynamic Retail Portfolio	0.50% of average daily net assets
PowerShares Dynamic Semiconductors Portfolio	0.50% of average daily net assets
PowerShares Dynamic Software Portfolio	0.50% of average daily net assets
PowerShares Dynamic Technology Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Utilities Portfolio	0.50% of average daily net assets
PowerShares Financial Preferred Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.29% of average daily net assets
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.29% of average daily net assets

Fund	Advisory Fee
PowerShares Fundamental Pure Large Core Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Large Growth Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Large Value Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Core Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Growth Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Value Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Small Core Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Small Growth Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Small Value Portfolio	0.29% of average daily net assets
PowerShares Global Listed Private Equity Portfolio	0.50% of average daily net assets
PowerShares Golden Dragon China Portfolio	0.50% of average daily net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares International Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares Lux Nanotech Portfolio	0.50% of average daily net assets
PowerShares Morningstar StockInvestor Core Portfolio	0.50% of average daily net assets
PowerShares NASDAQ Internet Portfolio	0.60% of average daily net assets
PowerShares S&P 500 BuyWrite Portfolio	0.75% of average daily net assets
PowerShares S&P 500® High Quality Portfolio	0.29% of average daily net assets
PowerShares Water Resources Portfolio	0.50% of average daily net assets
PowerShares WilderHill Clean Energy Portfolio	0.50% of average daily net assets
PowerShares WilderHill Progressive Energy Portfolio	0.50% of average daily net assets
PowerShares Zacks Micro Cap Portfolio	0.50% of average daily net assets

P-PS-SAI SUP-3 011413

Please Retain This Supplement For Future Reference.